Investment in finance and sales-type leases, net (Components of net investment) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Flight Equipment, Net [Abstract]
Future minimum lease payments to be received	$ 608,950	$ 715,085
Estimated residual values of leased flight equipment	589,872	577,353
Less: Unearned income	(260,708)	(280,889)
Allowance for credit losses (Note 23)	(59,663)	0
Net investment in finance and sales-type leases	$ 878,451	$ 1,011,549